Income and expenses - Options Outstanding (Details) - Ferroglobe Stock Option Replacement Awards	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 23, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share ratio exchanged upon business combination				1
Outstanding at beginning of the period | EquityInstruments	26,268	26,268
Outstanding at end of the period | EquityInstruments	26,268	26,268	26,268
Exercisable | EquityInstruments	26,268
Weighted average exercise price at the beginning of the period | $ / shares	$ 16.70	$ 16.70
Weighted average exercise price at the end of the period | $ / shares	16.70	$ 16.70	$ 16.70
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 16.70
Weighted average remaining contractual life of outstanding share options	1 month 28 days	1 month 28 days	1 month 28 days
Weighted average remaining contractual term, exercisable	1 month 28 days
Share based compensation expense | $	$ 101,000	$ 120,000
Number of share options exercised in share-based payment arrangement | $	0	0
Expired | $	0	0